Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]
Current Assets:
Cash and cash equivalents	$ 192,541	$ 103,911
Short term investments - available for sale (Note 3)	68,046	85,990
Accounts receivable, net	416,229	409,165
Unbilled revenue	192,687	173,649
Other receivables	32,044	30,935
Prepayments and other current assets	35,170	36,128
Income taxes receivable (Note 13)	21,241	22,961
Total current assets	957,958	862,739
Other Assets:
Property, plant and equipment, net (Note 6)	148,967	150,218
Goodwill (Note 4)	616,088	588,434
Non-current other assets	13,831	11,591
Non-current income taxes receivable (Note 13)	12,698	11,362
Non-current deferred tax asset (Note 13)	19,691	26,738
Intangible assets (Note 5)	56,610	66,127
Total Assets	1,825,843	1,717,209	[2]
Current Liabilities:
Accounts payable	8,696	7,021
Payments on account	272,757	318,697
Other liabilities (Note 7)	190,727	231,879
Income taxes payable (Note 13)	22,226	14,203
Total current liabilities	494,406	571,800
Other Liabilities:
Non-current bank credit lines and loan facilities (Note 20)	348,511	348,306
Non-current other liabilities (Note 8)	23,752	12,224
Non-current government grants (Note 11)	887	959
Non-current income taxes payable (Note 13)	8,482	16,180
Non-current deferred tax liability (Note 13)	4,631	4,644
Commitments and contingencies (Note 16)
Total Liabilities	880,669	954,113
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 54,530,843 shares issued and outstanding at December 31, 2016 and 54,958,912 shares issued and outstanding at December 31, 2015.	4,611	4,679
Additional paid-in capital	438,207	383,395
Capital redemption reserve (Note 12 (a))	809	715
Accumulated other comprehensive income (Note 19)	(86,300)	(61,636)
Retained earnings	587,847	435,943
Total Shareholders' Equity	945,174	763,096
Total Liabilities and Shareholders' Equity	$ 1,825,843	$ 1,717,209

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).
[2]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.